Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 307,500	$ 382,436
Restricted cash	332	325
Prepaid expenses and other current assets	47,533	43,010
Total current assets	355,365	425,771
Non-current assets:
Property and equipment, net	36,857	35,209
Prepaid expenses and other non-current assets	295	2,176
Operating lease right-of-use assets, net	54,251	23,210
Long-term deposits	1,864	1,832
Deferred tax asset	2,360	2,076
Total assets	450,992	490,274
Current liabilities:
Accounts payable	3,878	531
Accrued expenses and other liabilities	30,954	40,797
Operating lease liabilities, current	6,231	5,038
Total current liabilities	41,063	46,366
Non-current liabilities:
Operating lease liabilities, non-current	44,707	19,218
Liability related to future royalties and sales milestones, net	135,764	125,900
Other long-term payables	122	116
Total liabilities	221,656	191,600
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,012,709	1,007,625
Accumulated other comprehensive loss	(27,957)	(38,898)
Accumulated deficit	(755,542)	(670,179)
Total shareholders' equity	229,336	298,674
Total liabilities and shareholders' equity	450,992	490,274
Ordinary shares
Shareholders' equity:
Share value	$ 8	$ 8
Shares issued (in shares)	173,680,872	173,074,510
Shares outstanding (in shares)	173,680,872	173,074,510
Deferred shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares issued (in shares)	34,425	34,425
Shares outstanding (in shares)	34,425	34,425
Deferred B Shares
Shareholders' equity:
Share value	$ 118	$ 118
Shares issued (in shares)	88,893,548	88,893,548
Shares outstanding (in shares)	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0
Shares issued (in shares)	1	1
Shares outstanding (in shares)	1	1